Brandes Emerging Markets Value Fund
Brandes Emerging Markets Value Fund
Investment Objective
The Brandes Emerging Markets Value Fund (the “Emerging Markets Value Fund” or “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Value Fund .  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 65 of the Prospectus and “Additional Purchase and Redemption Information” on page B‑86 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Brandes Emerging Markets Value Fund	Class A		Class C		Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none
Maximum Deferred Sales Charge (Load)	none	[1]	1.00%	[2]	none	none
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.
[2]	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Brandes Emerging Markets Value Fund		Class A	Class C	Class I	Class R6
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees		0.25%	0.75%	none	none
Shareholder Servicing Fees		none	0.25%	none	none
Other Expenses	[1]	0.19%	0.18%	0.24%	0.19%
Total Other Expenses		0.19%	0.43%	0.24%	0.19%
Total Annual Fund Operating Expenses		1.39%	2.13%	1.19%	1.14%
Less: Fee Waiver and/or Expense Reimbursement		0.02%	0.03%	0.03%	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.41%	2.16%	1.16%	1.01%
[1]	"Other Expenses" for Class I shares includes 0.05% of class-specific sub-transfer agency fees. Foreign capital gains taxes and acquired fund fees and expenses are also included in "Other Expenses."
[2]	The Advisor has contractually agreed to limit the Emerging Markets Value Fund's Class A, Class C, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) , including repayment of previous waivers, to 1.37% for Class A, 2.12% for Class C, 1.12% for Class I and 0.97% for Class R6 as percentages of the respective Fund classes' average daily net assets through January 31, 2019 (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at time of reimbursement.

Example
This Example is intended to help you compare the costs of investing in the Emerging Markets Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Brandes Emerging Markets Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	708	990	1,292	2,148
Class C	316	667	1,144	2,462
Class I	118	375	651	1,441
Class R6	103	349	615	1,374

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Brandes Emerging Markets Value Fund | Class C | USD ($)	216	667	1,144	2,462

Portfolio Turnover
The Emerging Markets Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.67%.

Principal Investment Strategies
Under normal market conditions, the Emerging Markets Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities of companies located or active mainly in emerging markets.  The Fund generally invests in equity securities of companies that have market capitalizations (market value of publicly traded equity securities) greater than $3 billion. Equity securities include common and preferred stocks, real estate investment trusts (“REITs”), warrants and rights.  Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East.  The Advisor considers an emerging market country to be any country which is in the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) or that, in the opinion of the Advisor, is generally considered to be an emerging market country by the international financial community.

Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Emerging Markets Value Fund’s investment portfolio.  When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor, if the Advisor believes that other investments are more attractive, or for other reasons.

Principal Investment Risks
Because the values of the Emerging Markets Value Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

•
Currency Risk – Because the Emerging Markets Value Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

•
Foreign Securities Risk – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Emerging Markets Value Fund invests. The interrelationships of the global economies, volatility or threats to stability of any significant currency, such as occurred in the past with the European Monetary Union, or significant political instability of any country or region, may affect other markets and the risk of an investment in the Fund.

•
Emerging Markets Risk – Emerging markets may involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk.

•
Mid and Small-Capitalization Company Risk – Securities of mid-capitalization and small-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.  These securities may also be more difficult to value.

•
Real Estate Investment Trusts Risk – Investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

•	Stock Risk – The values of the Emerging Markets Value Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Value Securities Risk – The Emerging Markets Value Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor.  It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•
Value Style Risk – Value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Performance
The following performance information shows you how the Emerging Markets Value Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares for the past ten years.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Emerging Markets Value Fund will perform in the future.  Updated performance is available on the Fund’s website at www.brandesfunds.com.

Brandes Emerging Markets Value Fund Year-by-Year Total Returns as of December 31, for Class I Shares

Best Quarter	Q2	2009	43.09%
Worst Quarter	Q4	2008	-26.72%

Brandes Emerging Markets Value Fund Average Annual Total Returns For periods ending December 31, 2017 (Returns reflect applicable sales charges)
Average Annual Returns - Brandes Emerging Markets Value Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Shares – Return Before Taxes	18.47%	2.41%	3.59%
Class C	Class C Shares – Return Before Taxes	23.77%	2.88%	3.42%
Class R6	Class R6 Shares – Return Before Taxes	26.27%	4.01%	4.53%
Class I	Class I Shares – Return Before Taxes	25.99%	3.90%	4.45%
After Taxes on Distributions | Class I	Class I Shares – Return After Taxes on Distributions	25.83%	3.42%	4.13%
After Taxes on Distributions and Sale of Fund Shares | Class I	Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares	15.31%	3.09%	3.61%
MSCI Emerging Markets (Net Dividends) Index (reflects no deduction for fees, expenses or taxes)	MSCI Emerging Markets (Net Dividends) Index (reflects no deduction for fees, expenses or taxes)	37.28%	4.35%	1.68%

Prior to January 31, 2011, the Fund was a private investment fund managed by the Advisor with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Emerging Markets Value Fund.  Class A and Class I shares commenced operations on January 31, 2011, while Class C shares commenced operations on January 31, 2013.  Prior to January 31, 2013, Class A shares were known as Class S shares.  (Class A shares have the same operating expenses as Class S shares.)  The Class I performance information shown for periods prior to January 31, 2011 is that of the private investment fund managed by the Advisor that is the predecessor of the Fund, not restated to reflect Fund expenses.  Performance shown prior to January 31, 2011 for Class A shares reflects the performance of the private investment fund shares restated to reflect Class A sales loads and expenses.  Performance shown prior to the inception of Class C shares reflects the performance of the private investment fund for periods prior to January 31, 2011 and the performance of Class I shares for the period from February 1, 2011 to January 30, 2013, restated to reflect Class C expenses.  Class R6 shares commenced operations on July 11, 2016.  Performance shown prior to the inception of Class R6 shares reflects the performance of Class I shares restated to reflect Class R6 expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.